Disclosure of detailed information about revenue and expenses by reportable segments (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 1	$ 1,814
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 2	3,190
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 3	6,606
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 4	666
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 5	883
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 6	490
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 7	2,480
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 8	4,073
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 9	7,096
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 10	(4,948)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 11	(3,279)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 12	(1,769)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 13	(261)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 14	(2,207)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 15	(5,339)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 16	(5,209)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 17	(5,486)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 18	(7,108)
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 19	1,784
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 20	2,324
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 21	3,441
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 22	844
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 23	2,169
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 24	748
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 25	2,628
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 26	4,493
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 27	4,189
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 28	950
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 29	1,236
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 30	500
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 31	0
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 32	294
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 33	525
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 34	950
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 35	1,530
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 36	1,025
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 37	414
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 38	305
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 39	1,168
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 40	42
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 41	225
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 42	4,570
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 43	456
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 44	530
Operating Segments Disclosure Of Detailed Information About Revenue And Expenses By Reportable Segments 45	$ 5,738